Note 27 - Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial assets	$ 44,469	$ 44,757
Financial liabilities	15,393	40,863
Derivative liability [member]
Statement Line Items [Line Items]
Financial liabilities	3,949	12,679
Share-based compensation liability [member]
Statement Line Items [Line Items]
Financial liabilities	11,444	28,184
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	2,171	3,845
Financial liabilities	11,444	28,184
Level 1 of fair value hierarchy [member] | Derivative liability [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Share-based compensation liability [member]
Statement Line Items [Line Items]
Financial liabilities	11,444	28,184
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	42,298	40,912
Financial liabilities	3,949	12,679
Level 2 of fair value hierarchy [member] | Derivative liability [member]
Statement Line Items [Line Items]
Financial liabilities	3,949	12,679
Level 2 of fair value hierarchy [member] | Share-based compensation liability [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative liability [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Share-based compensation liability [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Provisionally-priced receivables [member]
Statement Line Items [Line Items]
Financial assets	28,068	12,415
Provisionally-priced receivables [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Provisionally-priced receivables [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	28,068	12,415
Provisionally-priced receivables [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Marketable securities [member]
Statement Line Items [Line Items]
Financial assets	2,171	3,845
Marketable securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	2,171	3,845
Marketable securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Marketable securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Derivatives [member]
Statement Line Items [Line Items]
Financial assets	14,230	28,497
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	14,230	28,497
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 0